CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
REVENUE	$ 6,589,227	$ 273,877	$ 12,675,450	$ 967,712	$ 808,902	$ 2,878,161
Cost of revenue	4,263,378	217,923	8,837,735	824,994	736,746	2,204,391
Gross profit	2,325,849	55,954	3,837,715	142,718	72,156	673,770
Selling, general and administrative expense ("SG&A")	3,689,463	1,584,002	9,831,209	3,914,927
INCOME (LOSS) FROM OPERATIONS	(1,363,614)	(1,528,048)	(5,993,494)	(3,772,209)	(5,615,334)	(3,299,112)
OTHER INCOME (EXPENSE):
Interest expense	(54,069)	(39,953)	(173,037)	(107,722)	(152,678)	(482,107)
Amortization of debt discounts	(454,808)	0	(803,261)	0
Other income	197,502	0	344,541	0
OPERATING EXPENSES:
Consulting fees					204,446	363,701
Gain (loss) on settlement of debt	0	626,349	0	474,622	513,909	(41,264)
Professional and legal fees					1,027,376	316,239
Warrant expense	0	(322,338)	0	(322,338)
Gain (loss) on change in fair value of derivative liability and equity securities	0	0	0	(41,627)
Investor relations					539,195	181,637
General and administrative					3,235,701	3,111,305
Other income (expense)	(311,375)	264,058	(631,757)	2,935
Impairment of goodwill			0		680,772	0
Operating expenses					5,687,490	3,972,882
INCOME (LOSS) BEFORE INCOME TAXES	(1,674,989)	(1,263,990)	(6,625,251)	(3,769,273)	(5,763,947)	(4,444,505)
Income taxes	0	0	0	0
OTHER INCOME (EXPENSE):
NET INCOME (LOSS)	(1,674,989)	(1,263,990)	(6,625,251)	(3,769,273)	5,373,015
Amortization of debt discounts					(16,772)	(2,174,273)
Gain (loss) on settlement of debt					513,909	(41,262)
Loss (income) attributable to non-controlling interests	70,141	(145,437)	271,330	219,628
NET INCOME (LOSS) ATTRIBUTABLE TO SINGLEPOINT INC. STOCKHOLDERS	$ (1,604,848)	$ (1,409,427)	$ (6,353,921)	$ (3,549,645)	$ (5,763,947)	$ (4,444,505)
Net income (loss) per share - basic	$ (0.02)	$ (0.03)	$ (0.08)	$ (0.09)	$ (0.12)	$ (0.14)
Warrant Expense					$ (416,445)	$ 0
Gain (loss) on change in fair value of derivative liability and equity securities					$ (76,627)	$ 1,552,249
Weighted average number of common shares outstanding - basic	91,131,459	47,313,641	82,561,761	40,091,601	43,847,537	29,456,402
Other income (expense)					$ (148,613)	$ (1,145,393)
Income taxes					0	0
Loss (income) attributable to non-controlling interests			$ (271,330)	$ (219,628)	390,932	410,788
NET INCOME (LOSS) ATTRIBUTABLE TO SINGLEPOINT INC. STOCKHOLDERS					$ (5,373,015)	$ (4,033,717)